FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Management has established a hierarchy to classify the inputs used to measure the Company’s financial instruments at fair value, pursuant to which the Company is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs represent market data obtained from independent sources; whereas, unobservable inputs reflect the Company’s own market assumptions, which are used if observable inputs are not reasonably available without undue cost and effort. The hierarchy defines three levels of inputs that may be used to measure fair value:

•	Level 1—Unadjusted quoted market prices in active markets for identical, unrestricted assets or liabilities that the reporting entity has the ability to access at the measurement date.

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Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the same contractual term of the asset or liability.

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Level 3—Unobservable inputs based on the entity’s own assumptions about the assumptions market participants would use in the pricing of the asset or liability and are consequently not based on market activity but rather through particular valuation techniques.

The carrying value of the Company’s current assets and current liabilities on its consolidated balance sheets approximated or equaled their estimated fair values due to their short-term nature or imputed interest rates.

Recurring Fair Value Measurement

At March 31, 2020 and December 31, 2019, the two financial instruments measured by the Company at fair value on a recurring basis were its merchandise and perpetual care trusts, which consist of investments in debt and equity marketable securities and cash equivalents that are carried at fair value and are classified as either Level 1 or Level 2 (see Note 7 Merchandise Trusts and Note 8 Perpetual Care Trusts).

Where quoted prices are available in an active market, securities are classified as Level 1 investments pursuant to the fair value measurement hierarchy. Where quoted market prices are not available for the specific security, fair values are estimated by using either quoted prices of securities with similar characteristics or an income approach fair value model with observable inputs that include a combination of interest rates, yield curves, credit risks, prepayment speeds, rating, and tax-exempt status. These securities are classified as Level 2 investments pursuant to the fair value measurements hierarchy. Certain investments in the merchandise and perpetual care trusts are excluded from the fair value leveling hierarchy in accordance with GAAP. These funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy.

Non-Recurring Fair Value Measurement

The Company may be required to measure certain assets and liabilities at fair value, such as its indefinite-lived assets and long-lived assets, on a nonrecurring basis in accordance with GAAP from time to time. These adjustments to fair value usually result from impairment charges.

Other Financial Instruments

The Company’s other financial instruments at March 31, 2020 and December 31, 2019 consisted of its Senior Secured Notes (see Note 9 Long-Term Debt). At March 31, 2020 and December 31, 2019, the estimated fair value of the Company’s Senior Secured Notes was $353.3 million and $383.2 million, respectively, based on trades made on that date, compared with the carrying amount of $365.1 million and $392.8 million, respectively.

18.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Management has established a hierarchy to classify the inputs used to measure the Company’s financial instruments at fair value, pursuant to which the Company is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs represent market data obtained from independent sources; whereas, unobservable inputs reflect the Company’s own market assumptions, which are used if observable inputs are not reasonably available without undue cost and effort. The hierarchy defines three levels of inputs that may be used to measure fair value:

•	Level 1—Unadjusted quoted market prices in active markets for identical, unrestricted assets or liabilities that the reporting entity has the ability to access at the measurement date.

•

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the same contractual term of the asset or liability.

•

Level 3—Unobservable inputs based on the entity’s own assumptions about the assumptions market participants would use in the pricing of the asset or liability and are consequently not based on market activity but rather through particular valuation techniques.

The carrying value of the Company’s current assets and current liabilities on its consolidated balance sheets approximated or equaled their estimated fair values due to their short-term nature or imputed interest rates.

Recurring Fair Value Measurement

At December 31, 2019 and 2018, the two financial instruments measured by the Company at fair value on a recurring basis were its merchandise and perpetual care trusts, which consist of investments in debt and equity marketable securities and cash equivalents that are carried at fair value and are classified as either Level 1 or Level 2. For further details, see Note 7 Merchandise Trusts and Note 8 Perpetual Care Trusts of this Annual Report.

Where quoted prices are available in an active market, securities are classified as Level 1 investments pursuant to the fair value measurement hierarchy. Where quoted market prices are not available for the specific security, fair values are estimated by using either quoted prices of securities with similar characteristics or an income approach fair value model with observable inputs that include a combination of interest rates, yield curves, credit risks, prepayment speeds, rating and tax-exempt status. These securities are classified as Level 2 investments pursuant to the fair value measurements hierarchy. Certain investments in the merchandise and perpetual care trusts are excluded from the fair value leveling hierarchy in accordance with GAAP. These funds are measured at fair value using the net asset value per share practical expedient and have not been categorized in the fair value hierarchy.

Non-Recurring Fair Value Measurement

The Company may be required to measure certain assets and liabilities at fair value, such as its indefinite-lived assets and long-lived assets, on a nonrecurring basis in accordance with GAAP from time to time. These adjustments to fair value usually result from impairment charges. As of December 31, 2019, the Company adjusted the fair value of two of its funeral homes sold in 2019 to mark them down to the selling prices which were lower than the carrying value of the funeral homes on the Company’s consolidated balance sheets The resulting impairment charges were recorded in Other losses, net in the accompanying consolidated statement of operations during the year ended December 31, 2019. As the Company’s determination of the fair value of these assets were based on the quoted prices the Company received from the sellers, these assets held for sale were classified as Level 1 in the fair value hierarchy.

Other Financial Instruments

The Company’s other financial instruments at December 31, 2019 consisted of its Senior Secured Notes (see Note 10 Long-Term Debt of this Annual Report) and at December 31, 2018 consisted of its Senior Notes and outstanding borrowings under its revolving credit facility. Both these financial instruments are classified as Level 1 in the fair value hierarchy, as their fair value measurements are based on quoted market prices, obtained from Bloomberg, specific to the Company’s outstanding borrowings.

•	At December 31, 2019, the estimated fair value of the Company’s Senior Secured Notes was $383.2 million, based on trades made on that date, compared with the carrying amount of $392.8 million.

•	At December 31, 2018, the estimated fair value of the Company’s Senior Notes was $162.5 million, based on trades made on that date, compared with the carrying amount of $173.6 million.

Credit and Market Risk

The Company’s financial instruments exposed to concentrations of credit risk consist primarily of its cash and cash equivalents, trade receivables, merchandise trusts and perpetual care trusts.

The Company’s cash balances on deposit with financial institutions totaled $34.9 million and $18.1 million as of December 31, 2019 and 2018, respectively, which exceeded Federal Deposit Insurance Corporation insured limits. The Company regularly monitors these institutions’ financial condition.

As of December 31, 2019 and 2018, the majority of the Company’s trade receivables were long-term trade account receivables, which typically consisted of interest-bearing installment contracts not to exceed 60 months. Significant customers are those that individually account for greater than 10% of the Company’s consolidated revenue or total accounts receivable. Due to the inherent nature of the Company’s business and consumer make-up, there were no customers whose trade receivables with the Company represented more than 10% of the Company’s total accounts receivable as of December 31, 2019 and 2018. The Company mitigates the credit risk associated with its long-term trade account receivables by performing credit evaluations and monitoring the payment patterns of its customers. Management continually evaluates customer receivables for impairment based on historical experience, including the age of the receivables and the customers’ payment pattern. The Company has a process in place to collect all receivables within 30 to 60 days of aging. As of December 31, 2019 and 2018, the Company had $5.9 million and $4.9 million, respectively, in allowance for doubtful accounts, based on historical cancellation rate trends. The Company wrote off $6.6 million and $9.3 million in bad debts during the years ended December 31, 2019 and 2018.

The Company’s merchandise and perpetual care trusts are invested in assets, such as individual equity securities and closed and open-ended mutual funds, with the primary objective of maximizing income and distributable cash flow for trust distributions, while maintaining an acceptable level of risk. Certain asset classes in which the Company invests for the purpose of maximizing yield are subject to an increased market risk. This increased market risk creates volatility in the unrealized gains and losses of the trust assets from period to period. For further details of the market risk to which the Company’s merchandise and perpetual care trusts are subjected, see Part II. Item 7A. Quantitative and Qualitative Disclosures About Market Risk.

The Company purchases comprehensive general liability, professional liability, automobile liability and workers’ compensation insurance coverages structured with high deductibles. While these high-deductible insurance programs mean the Company is primarily self-insured for claims and associated costs and losses covered by these policies, it is possible that insurers could seek to avoid or be financially unable to meet their obligations under, or a court may decline to enforce such provisions of, the Company’s insurance programs.